Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2025
Miscellaneous current assets [abstract]
Prepaid Expenses and Other Current Assets
7.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of the Group’s prepaid expenses and other current assets as of June 30, 2025 and December 31, 2024 is outlined below:

	June 30, 2025	December 31, 2024
(in USD and thousands)
Air	$313,345	$202,837
Operating, product and administration costs	76,952	59,198
Commissions	64,138	49,371
Credit card fees	45,270	39,985
Forward foreign currency contracts	43,308	—
Debt transaction costs	19,784	14,419
Advertising	15,148	10,623
Cash deposits	10,777	10,456
Other	4,398	9,487
Total	$593,120	$396,376

Air increased as of June 30, 2025, compared to December 31, 2024, primarily due to the timing of air ticket purchases and seasonality of the Group’s operations.

For details on forward foreign currency contracts, see Note 16.